                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878
                                                     ---------

                  Oppenheimer Rochester Maryland Municipal Fund
                  ---------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: March 31
                                                 --------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY       VALUE
-----------                                                                      ------     ----------   -----------
MUNICIPAL BONDS AND NOTES--115.3%
MARYLAND--63.2%
$    25,000   Allegany County, MD Industrial Devel. (Moran Manor Care
              Center)(1)                                                         12.450%    02/01/2027   $    28,887
     10,000   Anne Arundel County, MD (Consolidated Water & Sewer)(1)             5.750     07/15/2010        10,029
     15,000   Anne Arundel County, MD GO(1)                                       5.300     04/01/2009        15,042
     10,000   Anne Arundel County, MD GO(1)                                       5.300     02/01/2017        10,105
     40,000   Anne Arundel County, MD GO(1)                                       5.375     04/01/2011        40,094
     40,000   Anne Arundel County, MD Solid Waste(1)                              5.200     09/01/2010        40,118
     20,000   Anne Arundel County, MD Solid Waste(1)                              5.300     09/01/2011        20,051
     40,000   Anne Arundel County, MD Solid Waste(1)                              5.400     09/01/2013        40,084
     50,000   Anne Arundel County, MD Solid Waste(1)                              5.500     09/01/2015        50,087
    100,000   Anne Arundel County, MD Solid Waste(1)                              5.500     09/01/2016       100,150
     10,000   Anne Arundel County, MD Solid Waste(1)                              5.750     07/15/2008        10,016
      5,000   Baltimore City, MD Hsg. Corp.(1)                                    7.750     10/01/2009         5,018
     55,000   Baltimore County, MD Mtg. (Shelter Eldercare Foundation)(1)         7.000     11/01/2012        58,270
     20,000   Baltimore, MD Convention Center(1)                                  5.500     09/01/2014        20,488
    550,000   Baltimore, MD Convention Center                                     5.875     09/01/2039       492,536
      5,000   Baltimore, MD GO(1)                                                 5.000     10/15/2015         5,058
     35,000   Baltimore, MD Port Facilities (E.I. DuPont de Nemours)(1)           6.500     10/01/2011        35,272
  1,890,000   Baltimore, MD Special Obligation (North Locust Point)(1)            5.500     09/01/2034     1,637,647
  3,950,000   Brunswick, MD Special Obligation (Brunswick Crossing)(1)            5.500     07/01/2036     3,192,074
    100,000   Cheverly, MD (Qualified Small Issue)(1)                             5.200     09/01/2018       100,098
    125,000   Frederick County, MD Economic Devel. (YMCA of Frederick)(1)         6.000     10/01/2023       125,104
    200,000   Frederick County, MD Educational Facilities (Mount St. Mary's
              College)                                                            5.625     09/01/2038       190,116
     10,000   Frederick County, MD Special Obligation (Lake Linganore)(1)         5.700     07/01/2029        10,772
     15,000   Frederick County, MD Special Obligation (Lake Linganore)(1)         5.700     07/01/2029        15,253
     30,000   Frederick, MD (Carrollton Apartments)(1)                            5.650     09/01/2013        30,578
     30,000   Frederick, MD (Carrollton Apartments)(1)                            5.850     03/01/2028        30,942
     65,000   Harford County, MD GO(1)                                            5.000     03/01/2013        65,129
     30,000   Harford County, MD GO(1)                                            5.000     03/01/2014        30,059
      5,000   Harford County, MD GO(1)                                            5.000     03/01/2015         5,010
  1,350,000   Howard County, MD Retirement Community (Vantage House
              Facility)(1)                                                        5.250     04/01/2037     1,069,430
    450,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                             4.800     09/01/2042       392,292
    250,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                             4.850     09/01/2047       214,550


                1 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY       VALUE
-----------                                                                      ------     ----------   -----------
$    15,000   MD Community Devel. Administration (Dept. of Hsg. & Community       5.050%    07/01/2018   $    15,030
              Devel.)(1)
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.050     07/01/2028        23,850
     10,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.100     07/01/2016        10,051
     50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.100     07/01/2033        47,042
     40,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.125     05/01/2022        39,899
     95,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.150     07/01/2028        91,779
     35,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.200     09/01/2022        35,033
    175,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.200     07/01/2024       173,686
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.200     07/01/2031        24,091
  2,300,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                             5.200     09/01/2048     2,124,142
     75,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.250     10/01/2019        75,270
     50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.350     07/01/2023        49,806
  3,000,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)                                                             5.450     07/01/2043     2,891,220
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.500     07/01/2022        25,313
     50,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.550     07/01/2017        50,272
     35,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.550     07/01/2027        35,057
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.650     07/01/2027        25,060
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.700     07/01/2017        25,166
      5,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.850     07/01/2027         5,021
     40,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          5.875     07/01/2021        40,308
     25,000   MD Community Devel. Administration (Dept. of Hsg. & Community
              Devel.)(1)                                                          6.000     07/01/2032        25,164
    180,000   MD Community Devel. People's Resource Center (Auburn Manor
              Apartments)(1)                                                      5.300     10/01/2028       176,697
      5,000   MD Community Devel. People's Resource Center (Edgewater
              Village)(1)                                                         5.550     08/01/2014         5,135
      5,000   MD Community Devel. People's Resource Center (Infrastructure
              Financing)(1)                                                       5.900     06/01/2026         5,008
    200,000   MD Community Devel. People's Resource Center (Residential)(1)       5.000     09/01/2012       202,520


                2 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY       VALUE
-----------                                                                      ------     ----------   -----------
$   235,000   MD Community Devel. People's Resource Center (Residential)(1)       5.150%    03/01/2018   $   236,029
    380,000   MD Community Devel. People's Resource Center (Residential)(1)       5.250     09/01/2019       381,566
    405,000   MD Community Devel. People's Resource Center (Residential)(1)       5.250     09/01/2029       394,867
    160,000   MD Community Devel. People's Resource Center (Residential)(1)       5.300     09/01/2023       160,114
     85,000   MD Community Devel. People's Resource Center (Residential)(1)       5.350     09/01/2032        83,166
    585,000   MD Community Devel. People's Resource Center (Residential)(1)       5.375     09/01/2022       587,627
    175,000   MD Community Devel. People's Resource Center (Residential)(1)       5.375     09/01/2024       175,438
    365,000   MD Community Devel. People's Resource Center (Residential)(1)       5.450     09/01/2032       365,989
    250,000   MD Community Devel. People's Resource Center (Waters Landing II
              Apartments)(1)                                                      5.875     08/01/2033       254,378
  1,550,000   MD Community Devel. People's Resource Center, Series A              5.050     07/01/2047     1,396,318
     30,000   MD Community Devel. People's Resource Center, Series A(1)           5.100     07/01/2023        29,567
     10,000   MD Community Devel. People's Resource Center, Series A(1)           5.400     07/01/2022        10,069
     30,000   MD Community Devel. People's Resource Center, Series A(1)           5.500     07/01/2030        30,017
     25,000   MD Community Devel. People's Resource Center, Series A(1)           5.550     07/01/2031        25,033
     35,000   MD Community Devel. People's Resource Center, Series A(1)           5.950     07/01/2023        35,121
    100,000   MD Community Devel. People's Resource Center, Series A              6.000     07/01/2039       100,327
    265,000   MD Community Devel. People's Resource Center, Series B              5.750     07/01/2039       265,228
     75,000   MD Community Devel. People's Resource Center, Series C              5.350     07/01/2041        71,543
    130,000   MD Community Devel. People's Resource Center, Series C              5.650     07/01/2039       133,047
     10,000   MD Community Devel. People's Resource Center, Series C(1)           6.150     01/01/2021        10,120
    500,000   MD Community Devel. People's Resource Center, Series D(1)           6.250     07/01/2031       505,480
     20,000   MD COP (Aviation Administration Facilities)(1)                      5.000     05/01/2022        19,685
     95,000   MD Dept. of Transportation(1)                                       5.500     10/15/2023        96,159
      5,000   MD Economic Devel. Corp. (Maryland Aviation Administration
              Facilities)(1)                                                      5.000     06/01/2027         4,816
     95,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)                     5.750     09/01/2020        88,948
     15,000   MD EDC Student Hsg. (Allegheny College Hsg.)(1)                     6.000     09/01/2032        13,206
    270,000   MD EDC Student Hsg. (Bowie State University)(1)                     5.375     06/01/2033       222,005
    450,000   MD EDC Student Hsg. (Bowie State University)(1)                     6.000     06/01/2023       430,547


                3 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY       VALUE
-----------                                                                      ------     ----------   -----------
$ 1,040,000   MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)                 6.000%    06/01/2030   $ 1,029,319
     35,000   MD EDC Student Hsg. (Morgan State University)(1)                    6.000     07/01/2034        32,223
     10,000   MD Energy Financing Administration (Cogeneration-AES Warrior
              Run)(1)                                                             7.400     09/01/2019         9,806
     55,000   MD Energy Financing Administration Solid Waste Disposal
              (Wheelabrator Water)(1)                                             6.450     12/01/2016        55,337
     20,000   MD H&HEFA (Anne Arundel Medical Center)(1)                          5.125     07/01/2028        20,108
     70,000   MD H&HEFA (Broadmead)(1)                                            5.500     07/01/2017        70,552
  1,000,000   MD H&HEFA (Civista Medical Center)(1)                               5.000     07/01/2037       922,500
    125,000   MD H&HEFA (Edenwald)(1)                                             5.200     01/01/2024       116,154
     50,000   MD H&HEFA (Edenwald)(1)                                             5.400     01/01/2031        45,401
    200,000   MD H&HEFA (Edenwald)(1)                                             5.400     01/01/2037       177,966
      5,000   MD H&HEFA (Johns Hopkins Hospital)(1)                               5.000     05/15/2021         5,057
    130,000   MD H&HEFA (Johns Hopkins Hospital)(1)                               5.500     07/01/2026       130,150
     20,000   MD H&HEFA (Johns Hopkins Medicine)(1)                               5.000     07/01/2019        20,123
     45,000   MD H&HEFA (Johns Hopkins Medicine)(1)                               5.000     07/01/2033        44,368
      5,000   MD H&HEFA (Johns Hopkins Medicine)(1)                               5.125     07/01/2020         5,107
    135,000   MD H&HEFA (Johns Hopkins University)(1)                             5.625     07/01/2027       136,535
  2,500,000   MD H&HEFA (King Farm Presbyterian Community)(1)                     5.300     01/01/2037     2,026,000
     70,000   MD H&HEFA (Maryland Institute College of Art)(1)                    5.000     06/01/2029        70,159
  1,000,000   MD H&HEFA (Maryland Institute College of Art)                       5.000     06/01/2042       906,470
    500,000   MD H&HEFA (Medstar Health)                                          5.250     05/15/2046       474,750
     30,000   MD H&HEFA (Medstar Health)(1)                                       5.500     08/15/2033        29,957
     50,000   MD H&HEFA (Mercy Medical Center)(1)                                 5.625     07/01/2031        49,397
     60,000   MD H&HEFA (Peninsula United Methodist Homes)(1)                     5.750     10/01/2026        55,435
    100,000   MD H&HEFA (Roland Park Place)(1)                                    5.100     07/01/2008        99,999
     50,000   MD H&HEFA (Roland Park Place)(1)                                    5.500     07/01/2014        49,937
     50,000   MD H&HEFA (Roland Park Place)(1)                                    5.625     07/01/2018        48,259
     50,000   MD H&HEFA (Union Hospital of Cecil County)(1)                       5.100     07/01/2022        50,027
     50,000   MD H&HEFA (Washington Christian Academy)(1)                         5.250     07/01/2018        46,481
    300,000   MD H&HEFA (Washington Christian Academy)                            5.500     07/01/2038       244,032
  2,000,000   MD H&HEFA (Washington County Health System)                         6.000     01/01/2043     1,964,840
     20,000   MD Industrial Devel. Financing Authority (Bon Secours Health
              System)(1)                                                          5.500     08/15/2015        20,016
    100,000   MD Industrial Devel. Financing Authority (Bon Secours Health
              Systems)(1)                                                         5.500     08/15/2020       100,170
    255,000   MD Industrial Devel. Financing Authority (Bon Secours Health
              Systems)(1)                                                         5.500     08/15/2024       255,043
    500,000   MD Industrial Devel. Financing Authority (Synagro Baltimore)(2)     5.625     12/01/2016       500,805
    150,000   MD Stadium Authority (Ocean City Convention Center)(1)              5.125     12/15/2008       150,390
     10,000   MD Stadium Authority (Ocean City Convention Center)(1)              5.300     12/15/2010        10,020
     40,000   MD Stadium Authority (Ocean City Convention Center)(1)              5.375     12/15/2012        40,094


                4 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY       VALUE
-----------                                                                      ------     ----------   -----------
$    20,000   MD Stadium Authority (Ocean City Convention Center)(1)              5.375%    12/15/2013   $    20,047
     15,000   MD Stadium Authority (Ocean City Convention Center)(1)              5.375     12/15/2015        15,036
     85,000   MD Transportation Authority (Baltimore/Washington International
              Airport)(1)                                                         5.250     03/01/2027        82,340
     50,000   Montgomery County, MD Hsg. Opportunities Commission (HP
              Landings Edge)(1)                                                   5.050     07/01/2028        50,053
     10,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.)(1)                                               6.050     07/01/2026        10,008
    100,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series A(1)                                     5.500     07/01/2031       100,027
    115,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series A                                        5.600     07/01/2042       113,587
     40,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                     5.000     07/01/2023        39,011
    185,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B                                        5.200     07/01/2044       171,713
    110,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                     5.250     07/01/2029       107,268
      5,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                     6.000     07/01/2020         5,005
      5,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series B(1)                                     6.300     07/01/2016         5,003
     55,000   Montgomery County, MD Hsg. Opportunities Commission
              (Multifamily Mtg.), Series C(1)                                     7.150     07/01/2023        55,043
    200,000   Montgomery County, MD Hsg. Opportunities Commission (Single
              Family Mtg.)                                                        5.842(3)  07/01/2033        44,412
    245,000   Montgomery County, MD Hsg. Opportunities Commission (Single
              Family Mtg.), Series A                                              5.540(3)  07/01/2028        80,779
     10,000   Northeast MD Waste Disposal Authority Solid Waste (Montgomery
              County Res Rec)(1)                                                  6.000     07/01/2008        10,001
     20,000   Prince Georges County, MD Hsg. Authority (Langley Gardens
              Apartments)(1)                                                      5.750     08/20/2029        20,118
    135,000   Prince Georges County, MD Hsg. Authority (Langley Gardens
              Apartments)                                                         5.875     02/20/2039       135,728
     90,000   Prince Georges County, MD Hsg. Authority (University Landing
              Apartments)(1)                                                      5.900     09/20/2021        91,742
     20,000   Prince Georges County, MD Hsg. Authority (University Landing
              Apartments)(1)                                                      6.000     09/20/2029        20,290
     65,000   Prince Georges County, MD Local Government(1)                       6.050     08/01/2012        65,200
  3,532,000   Prince Georges County, MD Special District (Victoria Falls)(1)      5.250     07/01/2035     2,864,770
  1,000,000   Salisbury, MD Special Obligation (Villages at Aydelotte Farm)(1)    5.250     01/01/2037       776,600
                                                                                                         -----------
                                                                                                          35,335,157

U.S. POSSESSIONS--52.1%
     50,000   Guam GO(1)                                                          5.400     11/15/2018        50,011
    200,000   Guam GO, Series A(1)                                                5.250     11/15/2037       178,356


                5 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                                        COUPON      MATURITY       VALUE
-----------                                                                      ------     ----------   -----------
$   250,000   Guam Government Waterworks Authority and Wastewater System(1)       5.875%    07/01/2035   $   240,585
     65,000   Guam Power Authority, Series A(1)                                   5.250     10/01/2023        64,998
    710,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)(1)                                                           5.250     06/01/2032       656,338
  2,500,000   Guam Tobacco Settlement Economic Devel. & Commerce Authority
              (TASC)                                                              5.625     06/01/2047     2,384,500
  1,000,000   Northern Mariana Islands Commonwealth, Series A(1)                  5.000     06/01/2030       824,450
  1,500,000   Puerto Rico Aqueduct & Sewer Authority(1)                           0.000(4)  07/01/2024     1,295,835
  1,500,000   Puerto Rico Aqueduct & Sewer Authority                              6.000     07/01/2038     1,571,220
  1,950,000   Puerto Rico Aqueduct & Sewer Authority                              6.000     07/01/2044     2,044,127
    715,000   Puerto Rico Children's Trust Fund (TASC)(1)                         5.375     05/15/2033       674,295
    105,000   Puerto Rico Children's Trust Fund (TASC)                            5.500     05/15/2039        99,198
  1,070,000   Puerto Rico Children's Trust Fund (TASC)                            5.625     05/15/2043     1,020,545
 52,750,000   Puerto Rico Children's Trust Fund (TASC)                            6.581(3)  05/15/2050     2,397,488
 39,500,000   Puerto Rico Children's Trust Fund (TASC)                            7.625(3)  05/15/2057       887,170
  1,900,000   Puerto Rico Commonwealth GO(2)                                      6.000     07/01/2027     1,990,212
    100,000   Puerto Rico Commonwealth GO(2)                                      6.000     07/01/2028       104,512
    500,000   Puerto Rico Electric Power Authority, Series TT(1)                  5.000     07/01/2037       482,930
  3,000,000   Puerto Rico Electric Power Authority, Series UU(1)                  2.507(5)  07/01/2031     2,397,000
    490,000   Puerto Rico HFC, Series B(1)                                        5.300     12/01/2028       489,373
    890,000   Puerto Rico IMEPCF (American Airlines)(1)                           6.450     12/01/2025       482,255
    100,000   Puerto Rico Infrastructure                                          5.000     07/01/2046        96,046
    160,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        5.600     10/01/2014       158,779
    430,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.250     10/01/2024       415,703
  1,165,000   Puerto Rico Infrastructure (Mepsi Campus)(1)                        6.500     10/01/2037     1,111,503
    150,000   Puerto Rico ITEMECF (Ana G. Mendez University)(1)                   5.000     03/01/2036       129,227
    440,000   Puerto Rico Port Authority (American Airlines), Series A(1)         6.250     06/01/2026       238,458
  5,000,000   Puerto Rico Sales Tax Financing Corp., Series A                     2.855(5)  08/01/2057     3,920,000
    200,000   University of Puerto Rico, Series Q(1)                              5.000     06/01/2030       194,286
     50,000   University of V.I., Series A(1)                                     6.000     12/01/2024        50,325
  2,000,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 4.700     07/01/2022     1,702,000
    150,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                 6.125     07/01/2022       147,719
    500,000   V.I. Public Finance Authority (Matching Fund Loan Note)(1)          5.250     10/01/2021       495,720
     25,000   V.I. Public Finance Authority, Series A(1)                          5.500     10/01/2014        25,291
     30,000   V.I. Public Finance Authority, Series A(1)                          5.500     10/01/2018        30,237
     10,000   V.I. Public Finance Authority, Series A(1)                          5.625     10/01/2025        10,040
     50,000   V.I. Public Finance Authority, Series E(1)                          6.000     10/01/2022        50,083
                                                                                                         -----------
                                                                                                          29,110,815


                6 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

                                                                                                            VALUE
                                                                                                         -----------
TOTAL INVESTMENTS, AT VALUE (COST $68,839,944)-115.3%                                                    $64,445,972
LIABILITIES IN EXCESS OF OTHER ASSETS-(15.3)                                                              (8,552,440)
                                                                                                         -----------
Net Assets-100.0%                                                                                        $55,893,532
                                                                                                         ===========

Footnotes to Statement of Investments

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See accompanying Notes.

3.   Zero coupon bond reflects effective yield on the date of purchase.

4. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

COP       Certificates of Participation
EDC       Economic Devel. Corp.
GO        General Obligation
H&HEFA    Hospitals and Higher Education Facilities Authority
HFC       Housing Finance Corp.
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
Res Rec   Resource Recovery Facility
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands
YMCA      Young Men's Christian Assoc.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2 -inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                                  SECURITIES       INSTRUMENTS*
---------------------------------------------   --------------   ---------------
Level 1 - Quoted Prices                           $        --          $--
Level 2 - Other Significant Observable Inputs      64,445,972           --
Level 3 - Significant Unobservable Inputs                  --           --
                                                  -----------          ---
   TOTAL                                          $64,445,972          $--
                                                  ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.


                7 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of


                8 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED
                        OR DELAYED
                         DELIVERY
                           BASIS
                       TRANSACTIONS
                       ------------
Purchased securities    $2,570,044

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual report.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7043% as of June 30, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of June 30, 2008, the Fund had borrowings outstanding at an interest rate of 2.7043%. Details of the borrowings for the period ended June 30, 2008 are as follows:


                9 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND

Oppenheimer Rochester Maryland Municipal Fund

STATEMENT OF INVESTMENTS JUNE 30, 2008 / UNAUDITED

Average Daily Loan Balance    $8,009,890
Average Daily Interest Rate        2.868%
Fees Paid                     $   12,067
Interest Paid                 $   64,928

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $68,839,944
                                 ===========
Gross unrealized appreciation    $   290,428
Gross unrealized depreciation     (4,684,400)
                                 -----------
Net unrealized depreciation      $(4,393,972)
                                 ===========


               10 | OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ----------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008